Shareholders' Equity (Tables)	12 Months Ended
Jan. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule Of Accumulated Other Comprehensive Income (Loss)
The following table sets forth the changes in accumulated other comprehensive income, net of tax, by component for 2014, 2013 and 2012:

($ thousands)	Foreign Currency Translation	Pension and Other Postretirement Transactions	Derivative Transactions	Accumulated Other Comprehensive Income (Loss)
Balance at January 28, 2012	$6,449	$3,114	$74	$9,637
Other comprehensive income (loss) before reclassifications	463	(9,122)	(402)	(9,061)
Amounts reclassified from accumulated other comprehensive income	—	61	247	308
Other comprehensive income (loss)	463	(9,061)	(155)	(8,753)
Balance at February 2, 2013	$6,912	$(5,947)	$(81)	$884
Other comprehensive (loss) income before reclassifications	(4,556)	19,136	1,260	15,840
Amounts reclassified from accumulated other comprehensive income	—	393	(441)	(48)
Other comprehensive (loss) income	(4,556)	19,529	819	15,792
Balance at February 1, 2014	$2,356	$13,582	$738	$16,676
Other comprehensive loss before reclassifications	(3,101)	(10,235)	(411)	(13,747)
Amounts reclassified from accumulated other comprehensive income	—	(114)	(103)	(217)
Other comprehensive loss	(3,101)	(10,349)	(514)	(13,964)
Balance at January 31, 2015	$(745)	$3,233	$224	$2,712

Schedule Of Amounts Reclassified From Accumulated Other Comprehensive Income (Loss)
The following table sets forth the reclassifications out of accumulated other comprehensive income and the related tax effect by component for 2014 and 2013:

	Amounts Reclassified from Accumulated Other Comprehensive Income		Affected Line Item in the Consolidated Statements of Earnings

($ thousands)
	2014	2013
Net gains from derivative financial instruments (1)	(142)	(670)	Costs of goods sold and selling and administrative expenses
Tax provision	39	229	Income tax provision
Net gains from derivative financial instruments, net of tax	(103)	(441)

Pension and other postretirement benefits actuarial (gain) loss (2)	(231)	604	Selling and administrative expenses
Pension benefits prior service expense (2)	27	13	Selling and administrative expenses
Pension and other postretirement benefits adjustments	(204)	617
Tax provision (benefit)	90	(224)	Income tax provision
Pension and other postretirement benefits adjustments, net of tax	(114)	393
Amounts reclassified from accumulated other comprehensive income	(217)	(48)

(1)    See Note 12 and Note 13 to the consolidated financial statements for additional information related to derivative financial instruments.
(2)    See Note 5 to the consolidated financial statements for additional information related to pension and other postretirement benefits.